Investment Securities	12 Months Ended
Dec. 31, 2015
Investments, Debt and Equity Securities [Abstract]
Investment Securities

note 3. INVESTMENT SECURITIES

	2015				2014
		Gross	Gross			Gross	Gross
	Amortized	unrealized	unrealized	Estimated	Amortized	unrealized	unrealized	Estimated
December 31 (In millions)	cost	gains	losses	fair value	cost	gains	losses	fair value

GE
Debt
U.S. corporate	$2	$-	$-	$3	$12	$-	$-	$12
Corporate – non-U.S.	1	-	-	1	1	-	-	1
U.S. government and federal
agency	49	-	-	49	-	-	-	-
Equity	87	13	(2)	98	69	4	(2)	71
	139	14	(2)	151	82	4	(2)	84

GE Capital
Debt
U.S. corporate	19,971	2,669	(285)	22,355	19,801	3,961	(70)	23,692
State and municipal	3,910	407	(73)	4,245	4,116	554	(52)	4,618
Mortgage and asset-backed(a)	2,995	157	(35)	3,116	4,478	328	(29)	4,777
Corporate – non-U.S.	759	96	(9)	846	844	109	(1)	952
Government – non-U.S.	279	136	-	415	362	129	-	491
U.S. government and federal
agency	623	104	-	727	705	56	-	761
Equity	112	16	(4)	123	112	23	(1)	134
	28,648	3,585	(407)	31,827	30,417	5,160	(153)	35,425

Eliminations	(4)	-	-	(4)	(4)	-	-	(4)
Total	$28,783	$3,599	$(409)	$31,973	$30,496	$5,164	$(155)	$35,505

(a) Included residential mortgage-backed securities substantially collateralized by U.S. mortgages. At December 31, 2015, $587 million related to securities issued by government-sponsored entities and $30 million related to securities of private-label issuers. Securities issued by private-label issuers are collateralized primarily by pools of individual direct mortgage loans of financial institutions.

The fair value of investment securities decreased to $31,973 million at December 31, 2015, from $35,505 million at December 31, 2014, primarily due to a decline in unrealized gains resulting from higher interest rates, and net sales, primarily related to mortgage-backed securities.

ESTIMATED FAIR VALUE AND GROSS UNREALIZED LOSSES OF AVAILABLE-FOR-SALE INVESTMENT SECURITIES

	In loss position for
	Less than 12 months		12 months or more
		Gross		Gross
	Estimated	unrealized	Estimated	unrealized
(In millions)	fair value(a)	losses(a)(b)	fair value	losses(b)

December 31, 2015
Debt
U.S. corporate	$2,966	$(218)	$433	$(67)
State and municipal	494	(20)	155	(53)
Mortgage and asset-backed	719	(20)	84	(16)
Corporate – non-U.S.	56	(4)	14	(4)
Equity	36	(6)	-	-
Total	$4,273	$(269)	$686	$(140)	(c)

December 31, 2014
Debt
U.S. corporate	$556	$(17)	$836	$(53)
State and municipal	67	(1)	274	(51)
Mortgage and asset-backed	174	(1)	307	(28)
Corporate – non-U.S.	39	(1)	-	-
Equity	10	(3)	-	-
Total	$846	$(22)	$1,417	$(132)

(a) Includes the estimated fair value of and gross unrealized losses on equity securities held by GE. At December 31, 2015, the estimated fair value of and gross unrealized losses on equity securities were $6 million and $(2) million, respectively. At December 31, 2014, the estimated fair value of and gross unrealized losses on equity securities were $4 million and $(2) million, respectively.

(b) Included gross unrealized losses of $(1) million related to securities that had other-than-temporary impairments previously recognized at December 31, 2015.

(c) Includes debt securities held to support obligations to holders of Guaranteed Investment Contracts (GICs) all of which are considered to be investment-grade by the major rating agencies at December 31, 2015.

Unrealized losses are not indicative of the amount of credit loss that would be recognized and at December 31, 2015 are primarily due to increases in market yields subsequent to our purchase of the securities. We presently do not intend to sell the vast majority of our debt securities that are in an unrealized loss position and believe that it is not more likely than not that we will be required to sell the vast majority of these securities before anticipated recovery of our amortized cost. The methodologies and significant inputs used to measure the amount of credit loss for our investment securities during 2015 have not changed.

Our corporate debt portfolio comprises securities issued by public and private corporations in various industries, primarily in the U.S. Substantially all of our corporate debt securities are rated investment grade by the major rating agencies.

Mortgage and asset-backed securities primarily comprise commercial and residential mortgage-backed securities.

Our commercial mortgage-backed securities (CMBS) portfolio is collateralized by both diversified pools of mortgages that were originated for securitization (conduit CMBS) and pools of large loans backed by high-quality properties (large loan CMBS), about half of which were originated in 2008 and prior. The vast majority of the securities in our CMBS portfolio have investment-grade credit ratings.

Our residential mortgage-backed securities (RMBS) portfolio is collateralized primarily by pools of individual, direct mortgage loans, of which substantially all are in a senior position in the capital structure of the deals, not other structured products such as collateralized debt obligations. Of the total RMBS held at December 31, 2015, $587 million and $30 million related to agency and non-agency securities, respectively. Additionally, $57 million was related to residential subprime credit securities, primarily supporting obligations to annuitants and policyholders in our run-off insurance operations. Substantially all of the subprime exposure is related to securities backed by mortgage loans originated in 2005 and prior and are investment grade.

PRE-TAX, OTHER-THAN-TEMPORARY IMPAIRMENTS ON INVESTMENT SECURITIES

(In millions)	2015	2014	2013

Total pre-tax, OTTI recognized	$64	$316	$201
Pre-tax, OTTI recognized in AOCI	-	(4)	(31)
Pre-tax, OTTI recognized in earnings(a)	$64	$312	$170

(a) Included pre-tax, other-than-temporary impairments recorded in earnings related to equity securities of $5 million, $219 million and an insignificant amount in 2015, 2014 and 2013, respectively

CHANGES IN CUMULATIVE CREDIT LOSS IMPAIRMENTS RECOGNIZED ON DEBT SECURITIES STILL HELD

(In millions)	2015	2014	2013

Cumulative credit loss impairments recognized, beginning of period	$176	$473	$391
Credit loss impairments recognized on securities not previously impaired	31	1	120
Incremental credit loss impairments recognized
on securities previously impaired	-	4	25
Less credit loss impairments previously recognized on securities sold
during the period or that we intend to sell	3	301	63
Cumulative credit loss impairments recognized, end of period	$205	$176	$473

CONTRACTUAL MATURITIES OF INVESTMENT IN AVAILABLE-FOR-SALE DEBT SECURITIES
(EXCLUDING MORTGAGE AND ASSET-BACKED SECURITIES)

	Amortized	Estimated
(In millions)	cost	fair value

Due
Within one year	$495	$501
After one year through five years	2,556	2,745
After five years through ten years	4,846	5,097
After ten years	17,648	20,248

We expect actual maturities to differ from contractual maturities because borrowers have the right to call or prepay certain obligations.

GROSS REALIZED GAINS AND LOSSES ON AVAILABLE-FOR-SALE INVESTMENT SECURITIES

(In millions)	2015	2014	2013

GE
Gains	$7	$3	$1
Losses, including impairments	(36)	(218)	(20)
Net	(29)	(215)	(19)

GE Capital
Gains	121	87	128
Losses, including impairments	(51)	(104)	(156)
Net	70	(16)	(28)
Total	$41	$(231)	$(47)

Although we generally do not have the intent to sell any specific securities at the end of the period, in the ordinary course of managing our investment securities portfolio, we may sell securities prior to their maturities for a variety of reasons, including diversification, credit quality, yield and liquidity requirements and the funding of claims and obligations to policyholders.

Proceeds from investment securities sales and early redemptions by issuers totaled $5,746 million, $1,898 million and $6,406 million for the years ended 2015, 2014 and 2013, respectively. In 2015, investment securities sales of U.S. government and federal agency securities, CMBS, and RMBS at Trinity totaled $4,254 million.